STOCK-BASED COMPENSATION - Stock-based Compensation Expense Recorded In Income From Operations (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			$ 25	$ 2,881	$ 9,232
Capitalized stock-based compensation			0	119	687
Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 900	$ 625	3,519	5,884	10,902
Capitalized stock-based compensation	209	162	605	912	1,405
Plan | Selling and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	21	24	94	85	442
Plan | General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	383	263	1,044	964	7,328
Plan | Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 496	$ 338	$ 2,381	$ 4,835	$ 3,132